19A. LEASES	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
19. LEASES

On November 1, 2011, the Company entered into a 60 month lease agreement for office space in Miami with an unrelated party.  The lease expired on October 31, 2016 and the Company extended the lease until September 30, 2017 with substantially the same terms as the original lease.   On June 1, 2014, the Company entered into a 62 month lease agreement for office space in Los Angeles, California.  The monthly rent is $13,746 with annual increases of 3% for years 1-3 and 3.5% for the remainder of the lease.  The Company is also entitled to four half months of free rent over the life of the agreement.

Lease Payments

Future minimum payments for operating leases in effect at December 31, 2016 were as follows:

2017	$243,269
2018	184,820
2019	110,446
Total	$538,535

Rent expense for the years ended December 31, 2016 and 2015 was $220,426 and $226,212, respectively.